Debt (Details 8) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt discount-December 31, 2011	$ 2,567,333	$ 331,261	$ 331,261
Debt discount			5,804,552	380,000
Additional debt discount	3,554,673
Amortization of debt discount	(3,083,437)	(2,899,959)	(3,237,219)	(48,739)
Debt discount June 30, 2012	$ 3,038,569		$ 2,567,333	$ 331,261